Stock appreciation rights (SARs) (Details Textual) - shares							6 Months Ended
	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	560,000
New Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,719,733
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		7 years
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	560,000	1,719,733	205,519	37,797	5,595	22,118
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One							400.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		1,078,125
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							2,550,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period							5,779